PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2019	2020
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	2,338	5,557
The Company - unfunded	30a.i.b	1,479	962
Telkomsel	30a.ii	2,209	3,852
Others		0	1
Projected pension benefit obligations		6,026	10,372
Net periodic post-employment health care benefit	30b	996	1,407
Other post-employment benefit	30c	366	367
Long service employee benefit	30d	—	53
Obligation under the Labor Law	30e	690	777
Total		8,078	12,976

Schedule of net periodic pension benefit cost

	Notes	2018	2019	2020
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	511	362	545
Additional pension benefit obligation	30a.i.a.ii	69	1	0
The Company - unfunded	30a.i.b	198	163	117
Telkomsel	30a.ii	342	314	142
Others		0	0	0
Total periodic pension benefit cost	26	1,120	840	804
Net periodic post-employment health care benefit cost	26,30b	335	167	253
Other post-employment benefit cost	26,30c	32	33	81
Long service employee benefit cost	26,30d	—	—	53
Obligation under the Labor Law	26,30e	113	136	258
Total		1,600	1,176	1,449

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2018	2019	2020
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	1,236	(1,116)	(2,942)
Additional pension benefit obligation	30a.i.a.ii	934	7	0
The Company - unfunded	30a.i.b	137	(94)	89
Telkomsel	30a.ii	514	(561)	(1,554)
Others		0	0	0
Post-employment health care benefit cost	30b	2,559	(634)	(158)
Other post-employment benefit	30c	24	(15)	(15)
Obligation under the Labor Law	30e	14	(107)	125
Sub-total		5,418	(2,520)	(4,455)
Deferred tax effect at the applicable tax rates	29h	(598)	411	859
Defined benefit plan acturial gain (losses) - net of tax		4,820	(2,109)	(3,596)

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
December 31, 2019
Within next 10 years	18,392	—	1,587	3,486	6,064	418
Within 10-20 years	21,855	—	125	9,420	8,001	68
Within 20-30 years	20,154	—	52	7,150	7,501	38
Within 30-40 years	15,351	—	18	1,267	4,123	3
Within 40-50 years	4,265	—	—	—	958	—
Within 50-60 years	468	—	—	—	42	—
Within 60-70 years	32	—	—	—	0	—
Within 70-80 years	0	—	—	—	—	—
Weighted average duration of DBO	10.16 years	10.16 years	4.69 years	10.44 years	13.34 years	3.65 years

December 31, 2020
Within next 10 years	18,913	—	1,061	3,795	5,649	417
Within 10-20 years	21,775	—	94	10,620	6,778	102
Within 20-30 years	19,869	—	77	8,203	5,575	78
Within 30-40 years	14,599	—	20	1,035	2,479	4
Within 40-50 years	3,278	—	—	—	398	—
Within 50-60 years	378	—	—	—	6	—
Within 60-70 years	23	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—
Weighted average duration of DBO	10.48 years	10.48 years	5.76 years	11.00 years	15.14 years	7.21 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
December 31, 2019
Funded:
Defined pension benefit obligation	(1,952)	2,416	257	(275)
Unfunded	(40)	33	34	(43)
Telkomsel	(686)	777	390	(366)
Post-employment health care benefits	(1,551)	1,888	2,030	(1,689)
Other post-employment benefits	(12)	13	—	—

December 31, 2020
Funded:
Defined pension benefit obligation	(2,305)	2,754	1,733	(1,547)
Unfunded	(36)	28	30	(39)
Telkomsel	(471)	507	494	(463)
Post-employment health care benefits	(1,807)	2,339	2,248	(1,844)
Other post-employment benefits	(15)	17	—	—

Periodic pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	192	115	190
Changes in financial assumptions	(774)	499	1,082
Changes in demographic assumptions	—	—	313
Return on plan assets (excluding amount included in net interest expense)	68	(53)	(31)
Net	(514)	561	1,554

Schedule of changes in projected pension benefit obligations

	2019	2020
Changes in projected pension benefit obligations
Projected pension benefit obligation at beginning of year	2,734	3,738
Charged to profit or loss:
Service costs	187	245
Net interest costs	224	278
Actuarial losses recognized in OCI	614	1,585
Benefit paid	(21)	(50)
Final service costs	—	(1,145)
Projected pension benefit obligation at end of year	3,738	4,651
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	1,193	1,529
Interest income	97	104
Return on plan assets (excluding amount included in net interest expense)	53	31
Employer’s contributions	207	53
Benefit paid	(21)	(50)
Settlement loss	—	(868)
Fair value of pension plan assets at end of year	1,529	799
Pension benefit obligation at end of year	2,209	3,852

Summary of movements of prepaid pension benefit cost

	2019	2020
Pension benefit obligation at beginning of year	1,541	2,209
Periodic pension benefit cost	314	142
Actuarial losses recognized in OCI	614	1,585
Return on plan assets (excluding amount included in net interest expense)	(53)	(31)
Employer’s contributions	(207)	(53)
Pension benefit obligation at end of year	2,209	3,852

Schedule of components of net periodic pension benefit cost

	2018	2019	2020
Service costs	213	187	(33)
Net interest costs	129	127	175
Total periodic pension benefit cost	342	314	142

Schedule of actuarial assumptions

	2018	2019	2020
Discount rate	8.25%	7.50%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2019

Periodic pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	329	(677)	356
Changes in financial assumptions	(3,020)	1,952	2,190
Changes in demographic assumptions	—	239	195
Return on plan assets (excluding amount included in net interest expense)	1,455	(398)	201
Net	(1,236)	1,116	2,942

Schedule of changes in projected pension benefit obligations

	2019	2020
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	20,121	22,061
Charged to profit or loss:
Service costs	259	260
Interest costs	1,599	1,544
Pension plan participants’ contributions	33	27
Actuarial losses recognized in OCI	1,514	2,741
Pension benefits paid	(1,465)	(1,530)
Additional welfare benefits	—	80
Benefits paid by employer	—	(80)
Projected pension benefit obligations at end of year	22,061	25,103

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,064	19,723
Interest income	1,524	1,383
Return on plan assets (excluding amount included in net interest expense)	398	(201)
Employer's contributions	233	205
Pension plan participants’ contributions	32	27
Pension benefits paid	(1,465)	(1,530)
Plan administration cost	(63)	(61)
Fair value of pension plan assets at end of year	19,723	19,546
Projected pension benefit obligations at end of year	2,338	5,557

Summary of fair value of plan assets

	2019		2020
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	521	—	426	—
Equity instruments:
Finance	1,735	—	2,340	—
Infrastructure, utilities and transportation	540	—	540	—
Trading, service and investment	395	—	336	—
Construction, property and real estate	210	—	303	—
Basic industry and chemical	135	—	290	—
Mining	159	—	229	—
Agriculture	70	—	62	—
Consumer goods	1,085	—	21	—
Miscellaneous industries	292	—	246	—
Equity-based mutual fund	1,027	—	678	—
Fixed income instruments:
Corporate bonds	—	6,077	—	6,208
Government bonds	6,493	—	6,821	—
Mutual funds	85	—	181	—
Non-public equity:
Direct placement	—	374	—	342
Property	—	186	—	185
Others	—	339	—	338
Total	12,747	6,976	12,473	7,073

Summary of movements of prepaid pension benefit cost

	2019	2020
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	1,057	2,338
Net periodic pension benefit cost	398	562
Employer contribution	(233)	(205)
Actuarial losses recognized in OCI	1,514	2,741
Return on plan assets (excluding amount included in net interest expense)	(398)	201
Benefits paid by employer	—	(80)
Projected pension benefit obligations at end of year	2,338	5,557

Schedule of components of net periodic pension benefit cost

	2018	2019	2020
Service costs	384	259	260
Plan administration cost	62	63	61
Net interest cost	102	76	161
Additional welfare benefits	—	—	80
Net periodic pension benefit cost	548	398	562
Amount charged to subsidiaries under contractual agreements	(37)	(36)	(17)
Net periodic pension benefit cost less cost charged to subsidiaries	511	362	545

Schedule of actuarial assumptions

	2018	2019	2020
Discount rate	8.25%	7.25%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2019

Periodic pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	27	12	(32)
Changes in demographic assumptions	(21)	37	(99)
Changes in financial assumptions	(143)	45	42
Net	(137)	94	(89)

Schedule of changes in projected pension benefit obligations

	2019	2020
Unfunded projected pension benefit obligations at beginning of year	1,830	1,479
Charged to profit or loss:
Service costs	29	28
Net Interest costs	134	89
Actuarial (gain) losses recognized in OCI	94	(89)
Benefits paid by employer	(608)	(545)
Unfunded projected pension benefit obligations at end of year	1,479	962

Schedule of components of net periodic pension benefit cost

	2018	2019	2020
Service costs	54	29	28
Net interest costs	144	134	89
Total periodic pension benefit cost	198	163	117

Schedule of actuarial assumptions

	2018	2019	2020
Discount rate	8.00% - 8.25%	6.50% - 7.25%	5.25% - 6.50%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2019

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(1,100)	810	(1,680)
Changes in financial assumptions	(2,541)	1,190	1,800
Changes in demographic assumptions	—	(1,095)	(24)
Return on plan assets (excluding amount included in net interest expense)	1,082	(271)	62
Net	(2,559)	634	158

Schedule of changes in projected pension benefit obligations

	2019	2020
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	12,423	13,823
Charged to profit or loss:
Interest costs	1,062	1,083
Actuarial losses recognized in OCI	905	96
Post-employment health care benefits paid	(567)	(559)
Projected post-employment health care benefit obligation at end of year	13,823	14,443
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	12,228	12,827
Interest income	1,045	1,004
Return on plan assets (excluding amount included in net interest expense)	271	(62)
Post-employment health care benefits paid	(567)	(559)
Plan administration cost	(150)	(174)
Fair value of plan assets at end of year	12,827	13,036
Projected for post-employment health care benefit obligation-net	996	1,407

Summary of fair value of plan assets

	2019		2020
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	563	—	745	—
Equity instruments:
Finance industries	954	—	1,191	—
Manufacturing and consumer	706	—	799	—
Infrastructure and telecommunication	317	—	344	—
Construction	181	—	219	—
Wholesale	159	—	218	—
Mining	117	—	199	—
Other Industries:
Services	75	—	99	—
Biotechnology and pharma industry	96	—	96	—
Agriculture	49	—	45	—
Others	3	—	1	—
Equity-based mutual funds	1,202	—	519	—
Fixed income instruments:
Fixed income mutual funds	8,071	—	8,239	—
Unlisted shares:
Private placement	—	334	—	322
Total	12,493	334	12,714	322

Summary of movements of prepaid pension benefit cost

	2019	2020
Projected post-employment health care benefit obligation at beginning of year	195	996
Net periodic post-employment health care benefit costs	167	253
Actuarial losses recognized in OCI	905	96
Return on plan assets (excluding amount included in net interest expense)	(271)	62
Projected post-employment health care benefit obligation at end of year	996	1,407

Schedule of components of net periodic pension benefit cost

	2018	2019	2020
Plan administration costs	160	150	174
Net interest costs	175	17	79
Net periodic post-employment health care benefit cost	335	167	253

Schedule of actuarial assumptions

	2018	2019	2020
Discount rate	8.75%	8.00%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2018	2019	2020
Indonesian mortality table	2011	2011	2019

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	40	(25)	(18)
Changes in demographic assumptions	(34)	20	16
Changes in financial assumptions	(30)	20	17
Total	(24)	15	15

Summary of movements of prepaid pension benefit cost

	2019	2020
Projected other post-employment benefit obligations at beginning of year	419	366
Charged to profit or loss:
Service costs	4	4
Net interest costs	29	19
Past service costs	—	58
Actuarial losses recognized in OCI	15	15
Benefits paid by employer	(101)	(95)
Projected other post-employment benefits obligations at end of year	366	367

Schedule of components of net periodic pension benefit cost

	2018	2019	2020
Current service costs	6	4	4
Net interest costs	26	29	19
Past service costs	—	—	58
Projected other post-employment benefit cost	32	33	81

Schedule of actuarial assumptions

	2018	2019	2020
Discount rate	8.00%	6.25%	5.00%
Indonesian mortality table	2011	2011	2019